Goldman Sachs Global Infrastructure Fund
Schedule of Investments
March 31, 2026 (Unaudited)
Shares Description Value
a
Common Stocks – 98.4%
Australia – 3.8%
284,849 APA Group (Utilities) $ 1,962,243
302,840 Transurban Group
(Transportation) 2,954,157
4,916,400
Canada – 16.1%
192,374 Enbridge, Inc. (Energy) 10,428,383
20,399 Fortis, Inc. (Utilities) 1,138,068
46,136 Hydro One Ltd. (Utilities)
(a)
1,905,336
67,284 Pembina Pipeline Corp.
(Energy) 3,011,843
32,115 Rockpoint Gas Storage, Inc.,
Class A (Energy) 645,024
60,813 TC Energy Corp. (Energy) 3,808,081
20,936,735
China – 0.8%
123,800 ENN Energy Holdings Ltd.
(Utilities) 1,008,031
France – 7.0%
36,694 Engie SA (Utilities) 1,182,555
29,511 Veolia Environnement SA
(Utilities) 1,123,957
45,754 Vinci SA (Capital Goods) 6,867,647
9,174,159
Germany – 1.9%
110,976 E.ON SE (Utilities) 2,430,539
Italy – 3.2%
220,267 Enav SpA (Transportation)
(a)
1,324,594
382,294 Snam SpA (Utilities) 2,896,046
4,220,640
Japan – 0.5%
15,100 Osaka Gas Co. Ltd. (Utilities) 611,618
Mexico – 1.1%
57,985 Grupo Aeroportuario del
Pacifico SAB de CV, Class B
(Transportation) 1,430,456
Spain – 2.4%
97,004 Cellnex Telecom SA
(Telecommunication
Services)*
(a)
3,119,140
Switzerland – 1.3%
5,286 Flughafen Zurich AG
(Transportation) 1,655,237
Thailand – 1.0%
408,100 Airports of Thailand PCL
(Transportation) 651,131
22,859 BKV Corp. (Energy)* 651,939
1,303,070
United Kingdom – 7.9%
491,285 National Grid PLC (Utilities) 8,292,940
49,320 Severn Trent PLC (Utilities) 2,022,793
10,315,733
Shares Description Value
a
Common Stocks – (continued)
United States – 51.4%
13,345 Ameren Corp. (Utilities) $ 1,466,882
41,115 American Tower Corp. REIT
(Equity Real Estate Investment
Trusts (REITs)) 7,095,627
5,292 American Water Works Co., Inc.
(Utilities) 720,188
16,483 Atmos Energy Corp. (Utilities) 3,044,740
69,083 CenterPoint Energy, Inc.
(Utilities) 2,981,622
18,439 Cheniere Energy, Inc. (Energy) 5,232,251
19,999 CMS Energy Corp. (Utilities) 1,551,522
31,624 Consolidated Edison, Inc.
(Utilities) 3,579,204
13,181 Crown Castle, Inc. REIT
(Equity Real Estate Investment
Trusts (REITs)) 1,071,747
21,750 DT Midstream, Inc. (Energy) 2,929,073
12,359 Edison International (Utilities) 904,432
1,331 Equinix, Inc. REIT (Equity
Real Estate Investment Trusts
(REITs)) 1,304,699
13,794 Eversource Energy (Utilities) 955,648
38,558 Exelon Corp. (Utilities) 1,890,113
50,402 Ferrovial SE (Capital Goods) 3,278,977
83,693 Kinder Morgan, Inc. (Energy) 2,806,226
16,868 Kinetik Holdings, Inc. (Energy) 816,580
12,244 NextEra Energy, Inc. (Utilities) 1,137,223
18,013 NiSource, Inc. (Utilities) 840,487
26,362 ONEOK, Inc. (Energy) 2,382,861
214,745 PG&E Corp. (Utilities) 3,773,070
12,997 SBA Communications Corp.
REIT (Equity Real Estate
Investment Trusts (REITs)) 2,236,914
37,395 Sempra (Utilities) 3,633,672
20,494 Targa Resources Corp. (Energy) 5,138,461
65,615 Williams Cos., Inc. (The)
(Energy) 4,775,460
16,600 Xcel Energy, Inc. (Utilities) 1,318,704
66,866,383
TOTAL COMMON STOCKS
(Cost $83,422,742)
127,988,141
Shares Dividend Rate Value
aa a
Investment Company – 0.1%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
100,052 3.553% 100,052
(Cost $100,052)
TOTAL INVESTMENTS – 98.5%
(Cost $83,522,794)
$ 128,088,193
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.5%
2,014,503
NET ASSETS – 100.0%
$ 130,102,696
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Goldman Sachs Global Infrastructure Fund
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
**End swaps header**
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Utilities 40.9%
Energy 33.3
Industrials 14.2
Real Estate 9.1
Communication Services 2.4
Investment Company 0.1
TOTAL INVESTMENTS
100.0%

Goldman Sachs Real Estate Securities Fund
Schedule of Investments
March 31, 2026 (Unaudited)
**End swaps header**
Shares Description Value
Common Stocks – 99.1%
Health Care REITs – 17.1%
13,574 Janus Living, Inc. REIT* $ 319,939
21,024 Omega Healthcare Investors, Inc.
REIT 921,272
23,241 Ventas, Inc. REIT 1,900,649
26,681 Welltower, Inc. REIT 5,275,100
8,416,960
Hotel & Resort REITs – 1.5%
8,147 Ryman Hospitality Properties,
Inc. REIT 751,724
Hotels, Restaurants & Leisure – 0.7%
1,114 Hilton Worldwide Holdings, Inc. 338,745
Industrial REITs – 12.8%
38,910 Americold Realty Trust, Inc.
REIT 445,909
4,753 EastGroup Properties, Inc. REIT 879,733
37,708 Prologis, Inc. REIT 4,984,243
6,309,885
Office REITs – 2.7%
22,950 Cousins Properties, Inc. REIT 517,981
15,112 Kilroy Realty Corp. REIT 426,310
11,370 SL Green Realty Corp. REIT 420,008
1,364,299
Real Estate Management & Development – 1.0%
3,733 CBRE Group, Inc., Class A* 505,672
Residential REITs – 12.2%
28,043 American Homes 4 Rent, Class
A REIT 782,961
7,880 AvalonBay Communities, Inc.
REIT 1,287,198
23,011 Equity LifeStyle Properties, Inc.
REIT 1,436,347
5,306 Essex Property Trust, Inc. REIT 1,284,052
9,815 Mid-America Apartment
Communities, Inc. REIT 1,198,608
5,989,166
Retail REITs – 15.7%
26,445 Acadia Realty Trust REIT 505,628
10,142 Agree Realty Corp. REIT 764,504
13,983 Curbline Properties Corp. REIT 360,621
7,669 Federal Realty Investment Trust
REIT 814,524
41,421 Kimco Realty Corp. REIT 930,730
28,285 Realty Income Corp. REIT 1,730,476
14,025 Simon Property Group, Inc.
REIT 2,616,083
7,722,566
Specialized REITs – 35.4%
20,844 American Tower Corp. REIT 3,597,258
7,818 Crown Castle, Inc. REIT 635,682
14,401 Digital Realty Trust, Inc. REIT 2,595,204
4,209 Equinix, Inc. REIT 4,125,830
13,043 Extra Space Storage, Inc. REIT 1,710,329
6,279 Iron Mountain, Inc. REIT 641,337
4,134 Public Storage REIT 1,119,818
Shares Description Value
Common Stocks – (continued)
Specialized REITs – (continued)
6,767 SBA Communications Corp.
REIT $ 1,164,668
54,043 VICI Properties, Inc. REIT 1,476,455
11,375 Weyerhaeuser Co. REIT 277,891
17,344,472
TOTAL COMMON STOCKS
(Cost $31,887,297)
48,743,489
Shares Dividend Rate Value
aa
Investment Company – 0.2%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
105,702 3.553% 105,702
(Cost $105,702)
TOTAL INVESTMENTS – 99.3%
(Cost $31,992,999)
$ 48,849,191
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.7%
357,381
NET ASSETS – 100.0%
$ 49,206,572
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
REIT — Real Estate Investment Trust

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS
Schedule of Investments
March 31, 2026 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the
Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation
Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund's accounting policies and investment holdings, please see the Underlying Money Market Fund's financial statements at SEC.gov.
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of March
31, 2026:
For further information regarding security characteristics, see the Schedules of Investments.
(a)
Global Infrastructure Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 651,939 $ 2,270,780 $ —
Europe — 30,915,448 —
North America 85,954,597 3,278,977 —
Oceania — 4,916,400 —
Investment Company 100,052 — —
Total
$ 86,706,588 $ 41,381,605 $ —
€ 1.00 € 1.00 € 1.00
(a)
Real Estate Securities Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
North America $ 48,743,489 $ — $ —
Investment Company 105,702 — —
Total
$ 48,849,191 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
The Funds’ risks include, but are not limited to, the following:
Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-
paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/
or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.
Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Market Risk — The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments.
Non-Diversification Risk — The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
REIT Risk — Risks associated with investments in the real estate industry (such as REITs) include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.
Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)